UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31
Date of reporting period: August 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS
INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
WESTERN ASSET INSTITUTIONAL MUNICIPAL MONEY MARKET FUND

FORM N-Q
AUGUST 31, 2008

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited)	August 31, 2008

Face Amount	Security	Value *

SHORT-TERM INVESTMENTS — 99.5%
Bank Note — 0.8%
$25,000,000	Wells Fargo Bank, 2.640% due 10/27/08	$24,999,985

Certificates of Deposit — 31.1%
25,000,000	ABN Amro Bank NV, 2.860% due 12/5/08	24,983,189
25,000,000	Allied Irish Banks, 3.035% due 10/24/08	25,003,549
	Banco Bilbao Vizcaya:
50,000,000	2.710% due 10/8/08	50,001,480
25,000,000	2.805% due 11/26/08	25,000,291
25,000,000	Bank of Scotland PLC, 3.500% due 10/22/08	25,013,259
25,000,000	Bank of Tokyo Mitsubishi, 2.770% due 11/6/08	25,000,000
25,000,000	Barclays Bank PLC NY, 3.125% due 4/17/09	25,000,000
	BNP Paribas NY Branch:
14,000,000	2.630% due 10/2/08	13,999,180
50,000,000	2.775% due 11/6/08	49,974,611
25,000,000	2.740% due 11/24/08	25,000,000
	Calyon NY Branch:
33,700,000	2.790% due 10/10/08	33,700,925
20,000,000	3.120% due 2/9/09	20,000,000
40,000,000	Citibank N.A., 2.730% due 11/3/08	40,000,000
	Deutsche Bank NY:
50,000,000	2.791% due 9/22/08 (a)	50,006,739
25,000,000	2.700% due 11/3/08	25,000,000
36,300,000	Fortis Bank SA/NV-New York, NY, 2.751% due 9/30/08 (a)	36,306,866
	Lloyds Bank PLC:
30,000,000	2.620% due 10/10/08	30,000,000
40,000,000	2.600% due 10/14/08	39,999,974
50,000,000	Nordea Bank Finland NY, 4.820% due 10/22/08	50,148,149
25,000,000	Rabobank Nederland NV, 2.700% due 11/14/08	24,999,990
	Royal Bank of Scotland NY:
25,000,000	3.160% due 12/11/08	25,010,481
50,000,000	3.180% due 12/12/08	49,996,377
67,300,000	Sanpaolo IMI NY Branch, 4.100% due 1/5/09	67,526,256
	Svenska Handelsbanken NY:
20,000,000	2.610% due 10/1/08	19,998,550
25,000,000	2.730% due 11/17/08	24,999,957
	Toronto Dominion Bank:
25,000,000	2.650% due 9/29/08	25,000,000
25,000,000	3.030% due 2/5/09	25,000,000
25,000,000	3.040% due 2/20/09	25,000,000
	Wachovia Bank N.A.:
25,000,000	3.100% due 12/30/08	25,000,000
50,000,000	3.005% due 1/27/09 (a)	50,000,000

	Total Certificates of Deposit	976,669,823

Commercial Paper — 29.6%
25,000,000	Abbey National N.A. LLC, 3.016% due 1/7/09 (b)	24,738,063
25,000,000	Allied Irish Banks PLC, 2.856% due 9/8/08 (b)(c)	24,988,271
	Bank of America Corp.:
25,000,000	3.000% due 12/31/08 (b)	24,753,750
25,000,000	3.000% due 1/15/09 (b)	24,722,969
25,000,000	3.002% due 2/17/09 (b)	24,655,250
	Bank of Ireland:
25,000,000	3.039% due 12/15/08 (b)(c)	24,783,333
25,000,000	3.108% due 12/31/08 (b)(c)	24,745,000
	Barclays U.S. Funding LLC:

See Notes to Schedules of Investments.

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value *

Commercial Paper — 29.6% (continued)
$25,000,000	3.098% due 1/7/09 (b)	$24,731,007
25,000,000	3.130% due 3/2/09 (b)	24,612,861
30,000,000	BNZ International Funding Ltd., 2.781% due 9/5/08 (b)(c)	29,993,112
40,325,000	CBA (Delaware) Finance Inc., 2.711% due 9/5/08 (b)	40,315,994
50,000,000	Credit Suisse New York, 3.046% due 1/16/09 (b)	49,433,333
25,000,000	Danske Corp., 3.037% due 2/23/09 (b)(c)	24,638,708
40,000,000	Depfa Bank PLC, 2.547% due 9/29/08 (b)(c)	39,923,800
30,000,000	Dexia Delaware LLC, 2.810% due 10/14/08 (b)	29,902,350
22,586,000	HSBC Bank USA, 2.607% due 9/10/08 (b)	22,573,001
	ING Funding LLC:
30,000,000	2.706% due 9/10/08 (b)	29,982,133
25,000,000	2.719% due 11/3/08 (b)	24,883,750
	JPMorgan Chase:
25,000,000	3.046% due 12/10/08 (b)	24,793,750
25,000,000	2.974% due 1/12/09 (b)	24,731,417
30,000,000	Kredietbank N.A., 2.653% due 9/26/08 (b)	29,947,200
5,000,000	Royal Bank of Scotland PLC, 2.725% due 9/8/08 (b)(c)	4,997,750
25,000,000	San Paolo IMI U.S. Financial Co., 2.793% due 10/28/08 (b)	24,892,667
	Skandinaviska Enskilda Banken:
25,000,000	2.703% due 9/12/08 (b)(c)	24,981,389
25,000,000	3.191% due 12/19/08 (b)(c)	24,764,500
25,000,000	3.115% due 2/6/09 (b)(c)	24,665,285
	Societe Generale N.A.:
25,000,000	2.817% due 9/8/08 (b)	24,988,375
30,000,000	3.046% due 10/30/08 (b)	29,855,000
25,000,000	Svenska Handelsbanken NY, 2.719% due 11/13/08 (b)	24,865,000
	Swedbank:
50,000,000	2.769% due 9/4/08 (b)	49,992,361
25,000,000	3.040% due 12/12/08 (b)	24,789,583
25,000,000	Toronto Dominion Holdings, 2.629% due 9/3/08 (b)(c)	24,998,194
25,000,000	Wells Fargo & Co., 2.401% due 9/3/08 (b)	24,998,333
25,000,000	Westpac Banking Corp., 2.676% due 9/12/08 (b)(c)	24,981,667

	Total Commercial Paper	927,619,156

Corporate Bonds & Notes — 3.2%
50,000,000	Rabobank Nederland NV, 2.993% due 4/30/09 (a)(c)	50,000,000
50,000,000	Royal Bank of Canada, 2.767% due 5/15/09 (a)(c)	50,000,000

	Total Corporate Bonds & Notes	100,000,000

Medium-Term Notes — 8.7%
50,000,000	Axon Financial Funding LLC, 2.706% due 10/15/08 (d)(e)(f)(g)	35,235,000
30,000,000	Commonwealth Bank of Australia, 2.753% due 12/18/08 (a)(c)	30,004,328
60,000,000	General Electric Capital Corp., 2.170% due 1/27/09 (a)	60,000,000
22,300,000	JPMorgan Chase & Co., 2.857% due 3/9/09 (a)	22,304,762
	Orion Finance USA LLC:
35,000,000	2.630% due 10/15/08 (d)(e)(h)	35,000,000
40,000,000	2.639% due 10/15/08 (d)(e)(h)	40,000,000
50,000,000	Toyota Motor Credit Corp., 2.210% due 2/12/09 (a)	50,000,000

	Total Medium-Term Notes	272,544,090

U.S. Government Agencies — 23.5%
	Federal Farm Credit Bank (FFCB):
	Bonds:
50,000,000	2.080% due 9/22/08 (a)	50,000,000
20,000,000	2.110% due 9/24/09 (a)	19,995,827
25,000,000	2.583% due 11/9/09 (a)	25,000,000

See Notes to Schedules of Investments.

Western Asset Institutional Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value *

U.S. Government Agencies — 23.5% (continued)
	Discount Notes:
$25,000,000	2.795% due 2/18/09 (b)	$24,677,257
25,000,000	2.475% due 5/29/09 (b)	24,548,865
	Federal Home Loan Bank (FHLB):
	Bonds:
50,000,000	2.611% due 11/21/08 (a)	50,000,000
25,000,000	2.291% due 12/3/08 (a)	25,000,000
75,000,000	2.280% due 4/8/09 (a)	75,000,000
25,000,000	Discount Notes, 2.742% due 12/22/08 (b)	24,791,104
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
60,000,000	2.840% - 2.861% due 1/20/09 (b)	59,343,944
23,500,000	2.896% due 2/23/09 (b)	23,175,720
50,000,000	2.145% due 3/30/09 (b)	49,390,417
50,000,000	Notes, 2.387% due 10/8/09 (a)	49,992,267
	Federal National Mortgage Association (FNMA):
	Discount Notes:
10,000,000	2.681% due 11/19/08 (b)	9,942,453
39,500,000	2.519% due 11/24/08 (b)	39,272,326
25,000,000	2.696% due 12/28/08 (b)	24,783,484
36,482,000	2.747% due 2/4/09 (b)	36,056,326
25,000,000	2.747% due 2/11/09 (b)	24,695,125
	Notes:
50,000,000	2.060% due 1/23/09 (a)	49,998,041
50,000,000	2.220% due 9/3/09 (a)	50,000,000

	Total U.S. Government Agencies	735,663,156

Repurchase Agreement — 2.1%
67,745,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 8/29/08, 2.120% due 9/2/08; Proceeds at maturity - $67,760,958; (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.500% due 8/10/09 to 2/6/23; Market value - $69,099,995)	67,745,000

	Capital Support Agreement (Cost - $0) (Note 3)(g) – 0.5%	14,765,000

	TOTAL INVESTMENTS — 99.5% (Cost — $3,120,006,210#)	3,120,006,210
	Other Assets in Excess of Liabilities — 0.5%	14,117,934

	TOTAL NET ASSETS — 100.0%	$3,134,124,144

*	Reflects amortized cost value, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Illiquid security.

(e)	Date shown is the date of the next interest rate change. Both principal and interest are currently in default.

(f)	On November 20, 2007, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.

(g)	The value shown is the fair market value as of August 31, 2008. This security is supported by a Capital Support Agreement (see note 3).

(h)	On January 14, 2008, an insolvency event was declared. The Fund has determined that it is currently in its best interest to continue to hold these securities.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.9%
U.S. Government & Agency Obligations — 97.0%
U.S. Government Agencies — 96.6%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$100,000,000	2.336% due 9/17/08 (a)	$99,999,592
50,000,000	1.960% due 9/19/08 (a)	49,992,210
75,000,000	2.080% due 9/22/08 (a)	75,000,000
50,000,000	2.050% due 11/3/08 (a)	49,999,164
50,000,000	1.990% due 11/5/08 (a)	50,000,000
50,000,000	2.000% due 11/13/08 (a)	50,000,000
78,000,000	2.030% due 11/21/08 (a)	77,996,933
75,000,000	2.040% due 12/17/08 (a)	74,997,854
30,100,000	3.750% due 1/15/09	30,213,882
50,000,000	1.960% due 1/23/09 (a)	49,999,149
50,000,000	2.050% due 2/6/09 (a)	50,000,000
30,000,000	2.532% due 3/6/09 (a)	29,998,852
40,000,000	2.200% due 4/16/09	39,996,346
25,000,000	1.960% due 5/15/09 (a)	24,998,256
25,000,000	2.450% due 8/1/09 (a)	25,000,000
75,000,000	2.520% due 8/27/09 (a)	75,000,000
100,000,000	2.361% due 9/21/09 (a)	99,947,776
100,000,000	2.110% due 9/25/09 (a)	99,946,734
40,000,000	2.583% due 11/9/09 (a)	40,000,000
25,000,000	2.480% due 1/4/10 (a)	25,000,000
75,000,000	2.120% due 3/5/10 (a)	75,000,000
	Discount Notes:
40,000,000	2.259% due 9/3/08 (b)	39,997,500
25,000,000	2.239% due 10/6/08 (b)	24,947,347
25,000,000	2.209% due 10/9/08 (b)	24,943,472
15,000,000	2.209% due 10/10/08 (b)	14,965,167
20,000,000	2.189% due 10/15/08 (b)	19,947,922
25,000,000	2.189% due 10/16/08 (b)	24,933,389
60,000,000	2.477% due 12/1/08 (b)	59,635,500
50,000,000	2.460% due 12/17/08 (b)	49,645,194
40,000,000	2.465% due 1/20/09 (b)	39,625,111
30,000,000	2.552% due 1/29/09 (b)	29,687,100
20,000,000	2.663% due 2/27/09 (b)	19,740,911
20,000,000	2.764% due 5/15/09 (b)	19,616,083
25,000,000	2.385% due 5/20/09 (b)	24,579,305
	Federal Home Loan Bank (FHLB):
	Bonds:
40,000,000	2.636% due 10/24/08 (a)	39,998,088
75,000,000	2.581% due 11/4/08 (a)	75,000,000
75,000,000	2.611% due 11/21/08 (a)	75,000,000
75,000,000	2.625% due 1/28/09 (a)	74,992,952
35,000,000	2.683% due 2/11/09 (a)	35,000,000
50,000,000	2.687% due 2/18/09 (a)	50,000,000
3,500,000	2.020% due 2/20/09 (a)	3,495,415
48,000,000	2.280% due 4/8/09 (a)	48,000,000
46,900,000	2.611% due 5/1/09 (a)	46,885,803
100,000,000	2.351% due 8/6/09 (a)	99,986,238
50,000,000	2.120% due 8/7/09 (a)	50,000,000
75,000,000	2.402% due 8/27/09 (a)	74,985,381
	Discount Notes:
119,975,000	2.204% - 2.364% due 9/10/08 (b)	119,913,289

See Notes to Schedules of Investments.

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

U.S. Government Agencies — 96.6% (continued)
$50,000,000	2.384% due 9/17/08 (b)	$49,950,625
50,000,000	2.405% due 9/19/08 (b)	49,943,569
64,000,000	2.129% - 2.486% due 9/24/08 (b)	63,908,676
90,000,000	2.097% - 2.381% due 10/15/08 (b)	89,759,320
25,000,000	2.450% due 10/29/08 (b)	24,903,417
50,000,000	2.512% due 11/5/08 (b)	49,777,778
50,000,000	2.199% - 2.475% due 11/14/08 (b)	49,765,031
69,994,000	2.547% - 2.583% due 1/7/09 (b)	69,368,805
15,000,000	2.721% due 2/25/09 (b)	14,803,467
13,693,000	2.773% due 2/27/09 (b)	13,508,167
100,000,000	Notes, 2.150% due 8/7/09 (a)	99,981,377
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
50,000,000	2.222% due 9/2/08 (b)	50,000,000
79,861,000	2.109% - 2.306% due 9/8/08 (b)	79,832,327
22,800,000	2.505% due 9/10/08 (b)	22,787,485
188,975,000	2.319% - 2.404% due 9/15/08 (b)	188,814,811
25,000,000	2.112% due 9/29/08 (b)	24,960,812
50,000,000	2.669% due 10/28/08 (b)	49,793,889
50,000,000	2.117% due 11/3/08 (b)	49,819,597
25,000,000	2.095% due 11/7/08 (b)	24,905,125
50,000,000	2.204% due 11/17/08 (b)	49,769,889
98,000,000	2.518% - 2.519% due 11/18/08 (b)	97,475,972
25,000,000	2.286% due 11/24/08 (b)	24,869,736
100,000,000	2.625% due 11/25/08 (b)	99,403,834
50,000,000	2.429% due 12/8/08 (b)	49,676,667
35,000,000	2.629% due 12/15/08 (b)	34,737,111
65,000,000	2.651% - 2.686% due 12/22/08 (b)	64,471,671
50,000,000	2.128% due 12/31/08 (b)	49,650,833
50,000,000	2.542% due 1/5/09 (b)	49,564,236
38,500,000	2.840% - 2.861% due 1/20/09 (b)	38,079,611
100,000,000	2.422% - 2.488% due 2/2/09 (b)	98,989,350
50,000,000	2.737% due 2/9/09 (b)	49,400,000
42,300,000	2.810% due 2/17/09 (b)	41,753,202
38,000,000	2.897% due 2/23/09 (b)	37,475,632
50,000,000	2.803% due 4/3/09 (b)	49,186,459
25,000,000	3.040% due 6/22/09 (b)	24,399,757
	Notes:
50,000,000	2.641% due 9/30/08 (a)	49,997,552
32,970,000	4.625% due 12/19/08	33,161,583
50,000,000	4.875% due 2/17/09	50,532,677
75,000,000	2.436% due 9/18/09 (a)	75,000,000
50,000,000	2.451% due 9/21/09 (a)	50,000,000
	Federal National Mortgage Association (FNMA):
	Discount Notes:
90,000,000	2.150% - 2.364% due 9/10/08 (b)	89,954,278
149,350,000	2.111% - 2.364% due 9/17/08 (b)	149,209,108
21,800,000	2.112% due 9/24/08 (b)	21,772,157
50,000,000	2.307% due 10/1/08 (b)	49,907,361
64,020,000	2.081% due 10/8/08 (b)	63,888,119
3,450,000	2.836% due 10/8/08 (b)	3,440,355
75,000,000	2.132% - 2.496% due 10/15/08 (b)	74,799,930
25,000,000	2.184% due 11/12/08 (b)	24,893,500
40,087,000	2.224% - 2.526% due 11/19/08 (b)	39,884,836
50,000,000	2.124% due 11/24/08 (b)	49,757,917
50,000,000	2.630% due 12/5/08 (b)	49,659,250

See Notes to Schedules of Investments.

Western Asset Institutional Government Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

U.S. Government Agencies — 96.6% (continued)
$93,124,000	2.592% - 2.680% due 12/15/08 (b)	$92,422,640
17,635,000	2.633% due 12/17/08 (b)	17,499,994
25,000,000	2.541% due 12/24/08 (b)	24,803,035
41,156,000	2.072% due 12/26/08 (b)	40,887,800
45,000,000	2.542% due 12/31/08 (b)	44,623,500
20,000,000	2.733% due 1/7/09 (b)	19,809,500
25,000,000	2.717% due 1/14/09 (b)	24,750,611
111,500,000	2.427% - 2.488% due 1/30/09 (b)	110,390,229
45,000,000	2.747% - 2.752% due 2/11/09 (b)	44,450,775
20,000,000	2.756% due 2/17/09 (b)	19,746,600
31,000,000	1.988% - 2.249% due 2/27/09 (b)	30,676,386
25,000,000	2.239% due 3/27/09 (b)	24,686,708
	Notes:
50,000,000	2.100% due 1/9/09 (a)	50,000,000
75,000,000	2.070% due 1/16/09 (a)	75,000,000
250,000,000	2.060% due 1/23/09 (a)	249,986,147
75,000,000	2.230% due 9/3/09 (a)	75,000,000
50,000,000	2.736% due 1/21/10 (a)	50,000,000

	Total U.S. Government Agencies	6,174,688,701

U.S. Treasury Bill — 0.4%
25,000,000	U.S. Treasury Bills, 2.350% due 7/2/09 (b)	24,517,094

	Total U.S. Government & Agency Obligations	6,199,205,795

Repurchase Agreement — 2.9%
184,873,000	Deutsche Bank Securities Inc., tri-party repurchase agreement, dated 8/29/08, 2.120% due 9/2/08; Proceeds at maturity - $184,916,548 (Fully collateralized by various U.S. government agency obligations, 0.000% to 5.600% due 9/23/08 to 2/1/23; Market value - $188,575,432)	184,873,000

	TOTAL INVESTMENTS — 99.9% (Cost — $6,384,078,795#)	6,384,078,795
	Other Assets in Excess of Liabilities — 0.1%	5,996,503

	TOTAL NET ASSETS — 100.0%	$6,390,075,298

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

SHORT-TERM INVESTMENTS — 99.5%
Alabama — 0.7%
$20,000,000	Huntsville, AL, TECP, Huntsville Health Care, 1.600% due 10/6/08	$20,000,000

Arizona — 2.7%
4,000,000	Arizona State Transportation Board Highway Revenue, 5.000% due 7/1/09	4,104,466

14,000,000	Glendale, AZ, IDA, TECP, Midwestern University Financing Program, LOC- Wells Fargo, 1.750% due 9/3/08	14,000,000
5,000,000	Phoenix, AZ, GO, 5.550% due 7/1/09	5,161,653
11,500,000	Phoenix, AZ, IDA, MFH Revenue, FNMA, 1.880%, 9/3/08 (a)	11,500,000

40,985,000	Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada, 1.850%, 9/3/08 (a)	40,985,000

7,960,000	Yavapai County, AZ, Highway Construction Advancement Revenue, LOC- Landesbank Hessen-Thuringen, 1.770%, 9/4/08 (a)	7,960,000

	Total Arizona	83,711,119

Arkansas — 0.2%

1,800,000	Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC-Bank of America N.A., 1.900%, 9/4/08 (a)	1,800,000
3,250,000	Sheridan, AR, IDA, Kohler Project, LOC-Wachovia Bank, 1.900%, 9/4/08 (a)	3,250,000

	Total Arkansas	5,050,000

Colorado — 3.8%

3,280,000	Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank, 1.900%, 9/4/08 (a)	3,280,000
	Colorado Educational & Cultural Facilities Authority Revenue:
10,500,000	Caldwell Academy, LOC-Wachovia Bank N.A., 1.880%, 9/4/08 (a)	10,500,000
5,260,000	Cole Valley Christian Schools, LOC-U.S. Bank N.A., 1.820%, 9/4/08 (a)	5,260,000
4,735,000	First Academy Inc. Project, LOC-Fifth Third Bank, 1.800%, 9/4/08 (a)	4,735,000

10,780,000	National Jewish Federation Bond Program, LOC-Bank of America, 2.350%, 9/2/08 (a)	10,780,000
11,500,000	Nature Conservancy, SPA-Bank of America N.A., 1.900%, 9/4/08 (a)	11,500,000
	Colorado Health Facilities Authority Revenue:

2,685,000	Catholic Health Initiatives, SPA-Landesbank Hessen-Thuringen, 1.880%, 9/3/08 (a)	2,685,000

10,000,000	Community Hospital Association Boulder Project, LOC- JPMorgan Chase, 1.880%, 9/4/08 (a)	10,000,000
5,025,000	Exempla Inc., LOC-U.S. Bank N.A., 1.750%, 9/4/08 (a)	5,025,000
	Refunding:
4,800,000	Hospital-NCMC Inc. Project, FSA, 2.300%, 9/3/08 (a)	4,800,000

3,700,000	Sisters Charity Health Systems, SPA-JPMorgan Chase, 1.900%, 9/3/08 (a)	3,700,000
12,900,000	Colorado HFA, SPA-Lloyds TSB Bank PLC, 1.900%, 9/3/08 (a)	12,900,000

8,500,000	Denver, CO, Urban Renewal Authority Tax Increment Revenue, Stapleton, LOC-U.S. Bank NA, 1.850%, 9/4/08 (a)	8,500,000
1,080,000	La Plata County, CO, PCR, BP Amoco Project, 2.300%, 9/1/08 (a)	1,080,000
	Lowry Economic Redevelopment Authority Revenue, CO:
3,600,000	Improvement, LOC-BNP Paribas, 1.850%, 9/3/08 (a)	3,600,000
14,400,000	Refunding, LOC-BNP Paribas, 1.850%, 9/3/08 (a)	14,400,000

1,100,000	University of Colorado Hospital Authority Revenue, FSA, SPA-Wachovia Bank N.A., 2.200%, 9/3/08 (a)	1,100,000

2,200,000	Westminster, CO, EDA, North Huron Urban Renewal, LOC-Depfa, 1.850%, 9/4/08 (a)	2,200,000

	Total Colorado	116,045,000

Connecticut — 0.1%

4,200,000	Connecticut State, HEFA Revenue, Yale-New Haven Hospital, LOC- JPMorgan Chase, 1.900%, 9/3/08 (a)	4,200,000

See Notes to Schedules of Investments.

7

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Delaware — 2.5%

	Delaware State EDA Revenue:

$9,100,000	Hospital Billing, AMBAC, SPA-JPMorgan Chase, 1.920%, 9/3/08 (a)	$9,100,000

40,000,000	Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.,

	2.550%, 9/2/08 (a)	40,000,000

17,720,000	Delaware State Health Facilities Authority Revenue, Beebe Medical Center

	Project, 1.820%, 9/4/08 (a)	17,720,000

3,645,000	Kent County, DE, Delaware State University Student Housing, LOC-

	Wachovia Bank N.A., 1.850%, 9/4/08 (a)	3,645,000

4,880,000	University of Delaware Revenue, SPA-Landesbank Hessen-Thuringen,

	2.550%, 9/2/08 (a)	4,880,000

	Total Delaware	75,345,000

District of Columbia — 3.3%

	District of Columbia:

	Revenue:

12,000,000	American College of Cardiology, LOC-SunTrust Bank, 1.850%,

	9/3/08 (a)	12,000,000

2,380,000	American Psychological Association, LOC-Bank of America,

	1.920%, 9/4/08 (a)	2,380,000

8,000,000	American Sociological Association, LOC-PNC Bank N.A., 1.850%,

	9/4/08 (a)	8,000,000

14,000,000	Henry J. Kaiser Foundation, SPA-JPMorgan Chase, 1.840%, 9/4/08 (a)	14,000,000

10,000,000	Population Services International, LOC-SunTrust Bank, 1.850%,

	9/3/08 (a)	10,000,000

7,685,000	Vestry Rock Creek Parish, LOC-PNC Bank N.A., 1.850%, 9/4/08 (a)	7,685,000

40,000,000	TRAN, 4.000% due 9/30/08	40,025,917

7,400,000	Washington, D.C., TECP, Metropolitan Area Transit Authority, 1.650% due

	10/7/08	7,400,000

	Total District of Columbia	101,490,917

Florida — 10.8%

11,970,000	Brevard County, FL, EFA Revenue, Florida Institute of Technology, LOC-

	Fifth Third Bank, 1.860%, 9/4/08 (a)	11,970,000

30,000,000	Citizens Property Insurance Corp. of Florida, Senior Secured High Risk

	Notes, FSA, 4.500% due 6/1/09	30,436,414

	Collier County, FL:

	EFA Revenue:

10,000,000	Ave Maria University Project, LOC-Fifth Third Bank, 1.860%,

	9/4/08 (a)	10,000,000

5,160,000	International College Project, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	5,160,000

8,385,000	IDA, Health Care Facilities Revenue, NCH Healthcare Systems Inc.,

	LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	8,385,000

3,000,000	Florida Gulf Coast University Financing Corporation Capital Improvement

	Revenue, Housing Project, LOC-Wachovia Bank N.A., 1.860%, 9/4/08 (a)	3,000,000

30,450,000	Gainesville, FL, Utilities System Revenue, SPA-State Street Bank & Trust

	Co., 1.830%, 9/3/08 (a)	30,450,000

	Hillsborough County, FL:

3,000,000	EFA, Southwest Florida College Project, LOC-SunTrust Bank, 1.900%,

	9/3/08 (a)	3,000,000

7,100,000	IDA, Tampa Metropolitan Area YMCA Project, LOC-Bank of America,

	1.920%, 9/4/08 (a)	7,100,000

9,600,000	IDA, IDR, Health Facilities, University Community Hospital, LOC-

	Wachovia Bank N.A., 1.890%, 9/4/08 (a)	9,600,000

	Jacksonville, FL:

See Notes to Schedules of Investments.

8

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Florida — 10.8% (continued)

$20,625,000	TECP, LOC-Landesbank Baden-Wuerttemburg, 1.650% due 9/9/08	$20,625,000

3,180,000	Health Facilities Authority, Hospital Revenue, Baptist Medical Center

	Project, 2.450%, 9/2/08 (a)	3,180,000

6,150,000	JEA District, FL, Water & Sewer System Revenue, SPA-Banco Balboa

	Vizcaya, 1.750%, 9/3/08 (a)	6,150,000

15,000,000	Kissimmee, FL, Utilities Authority Electric System Revenue, FSA, SPA-

	Dexia Credit Local, 2.150%, 9/3/08 (a)	15,000,000

2,520,000	Lee County, FL, IDA, EFA, Canterbury School Inc. Project, LOC-SunTrust

	Bank, 1.850%, 9/3/08 (a)	2,520,000

8,405,000	Martin County, FL, Health Facilities Authority, Hospital Revenue, Refunding,

	Martin Memorial Medical Center, LOC-Wachovia Bank N.A., 1.800%,

	9/4/08 (a)	8,405,000

3,445,000	Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of

	America, 1.920%, 9/4/08 (a)	3,445,000

6,880,000	New College, FL, Development Corp. COP, LOC-SunTrust Bank, 1.850%,

	9/3/08 (a)	6,880,000

	Orange County, FL:

	Health Facilities Authority Revenue:

9,095,000	Adventist Long Term Care, LOC-SunTrust Bank, 1.800%, 9/4/08 (a)	9,095,000

2,540,000	SHCC Services Inc. Project, LOC-SunTrust Bank, 1.840%, 9/3/08

	(a)(b)	2,540,000

3,900,000	IDA, Goodwill Industries Inc. Project, LOC-SunTrust Bank, 1.850%,

	9/3/08 (a)(b)	3,900,000

3,850,000	IDR, Central Florida YMCA Project, LOC-Bank of America, 1.920%,

	9/4/08 (a)	3,850,000

	Orlando & Orange County, FL, Expressway Authority:

3,000,000	Refunding, FSA, 1.990%, 9/4/08 (a)	3,000,000

10,600,000	Revenue, FSA, SPA-Dexia Credit Local, 1.950%, 9/4/08 (a)	10,600,000

5,000,000	Orlando, FL, Utilities Commission, Utility System Revenue, 5.250% due

	7/1/09	5,142,860

2,600,000	Palm Beach County, FL, Revenue, St. Andrews School, LOC-Bank of

	America N.A., 1.900%, 9/4/08 (a)	2,600,000

	Pinellas County, FL:

24,700,000	Health Facilities Authority Revenue, Refunding, Health Systems

	Baycare, FSA, SPA-Morgan Stanley, 1.990%, 9/4/08 (a)	24,700,000

4,430,000	Industrial Development Administration, YMCA Suncoast Project, LOC-

	SunTrust Bank, 1.850%, 9/3/08 (a)	4,430,000

6,435,000	Polk County, FL, IDA Revenue, Lifepath Hospice Project, LOC-SunTrust

	Bank, 1.850%, 9/3/08 (a)	6,435,000

20,475,000	Sarasota County, FL, Public Hospital District Revenue, AMBAC, LOC-Fifth

	Third Bank, 1.810%, 9/5/08 (a)	20,475,000

15,775,000	St. Johns County, FL, IDA, Hospital Revenue, Flagler Hospital, 1.850%,

	9/3/08 (a)	15,775,000

13,000,000	Tohopekaliga, FL, Water Authority Utility System Revenue, LOC-

	Landesbank Hessen-Thuringen, 1.850%, 9/4/08 (a)	13,000,000

20,000,000	UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health

	Sciences Campus, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	20,000,000

1,700,000	University of South Florida Research Foundation Inc. Revenue, University

	Technology Center Research, LOC-Bank of America N.A., 1.920%,

	9/4/08 (a)	1,700,000

	Total Florida	332,549,274

Georgia — 3.3%

	Bibb County, GA:

2,155,000	Baptist Village Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	2,155,000

1,800,000	Development Authority, Educational Facilities Revenue, Tattnall Square

	Academy, LOC-Wachovia Bank, 1.900%, 9/4/08 (a)	1,800,000

See Notes to Schedules of Investments.

9

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Georgia — 3.3% (continued)

$13,000,000	Burke County, GA, Development Authority, PCR, Georgia Power Co., Plant Vogtle, 2.100% due 7/14/09 (c)	$13,000,000

9,785,000	Clayton County, GA, Development Authority Revenue, DACC Public Purpose Corp. II Project, LOC-Dexia Credit Local, 1.860%, 9/4/08 (a)	9,785,000

2,945,000	DeKalb County, GA, Development Authority Revenue, St. Martins Episcopal School, LOC-SunTrust Bank, 1.900%, 9/4/08 (a)	2,945,000

	Fulton County, GA, Development Authority Revenue:

5,000,000	Atlanta YMCA Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	5,000,000

7,000,000	Schenck School Inc. Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	7,000,000

6,500,000	Woodward Academy Inc. Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	6,500,000

13,900,000	Gwinnett County, GA, Water & Sewerage Authority Revenue, SPA- Landesbank Hessen-Thuringen, 1.900%, 9/3/08 (a)	13,900,000

	Macon-Bibb County, GA:

4,450,000	Hospital Authority, RAN, Medical Center of Central Georgia, LOC- SunTrust Bank, 1.850%, 9/3/08 (a)	4,450,000

3,000,000	Hospital Authority Revenue, Anticipation CTFS, Medical Center Central Georgia, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	3,000,000

1,575,000	IDR, I-75 Business Park & Airport Project, LOC-Wachovia Bank, 1.900%, 9/4/08 (a)	1,575,000

2,500,000	Rabun County, GA, Development Authority Revenue, Nacoochee School Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	2,500,000

9,465,000	Richmond County Hospital Authority, University Health Services Inc. Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	9,465,000

3,515,000	Rockdale County, GA, Hospital Authority Revenue, Rockdale Medical Center Inc. Project, LOC-Bank of America N.A., 1.900%, 9/4/08 (a)	3,515,000

8,000,000	Savannah, GA, EDA Revenue, Telfair Museum Art Inc. Project, LOC- SunTrust Bank, 1.850%, 9/3/08 (a)	8,000,000

7,800,000	Ware County, GA, Hospital Authority, Revenue Anticipation CTFS, Baptist Village Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	7,800,000

	Total Georgia	102,390,000

Illinois — 7.5%

	Chicago, IL:

	Board of Education, GO:

21,800,000	FSA, SPA-Depfa Bank Europe, 1.990%, 9/4/08 (a)	21,800,000

16,000,000	SPA-Depfa Bank PLC, 2.550%, 9/2/08 (a)	16,000,000

	GO:

2,000,000	AMBAC, 5.750% due 1/1/09	2,027,143

10,000,000	Tender Notes, LOC-Harris N.A., 1.050% due 2/19/10 (c)	10,000,000

35,500,000	Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York, 1.850%, 9/3/08 (a)	35,500,000

8,525,000	TECP, LOC-Fortis Bank, LOC-Dexia Credit Local, LOC-Societe Generale, LOC-State Street Bank, 1.650% due 2/9/09	8,525,000

	Cook County, IL:

3,000,000	Catholic Theological University Project, LOC-Harris Trust and Savings Bank, 1.840%, 9/3/08 (a)	3,000,000

2,000,000	GO, Capital Improvement, SPA-Depfa Bank PLC, 1.900%, 9/4/08 (a)	2,000,000

3,000,000	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project, LOC-Fifth Third Bank, 1.900%, 9/4/08 (a)	3,000,000

4,200,000	Elgin, IL, Revenue, Judson College, LOC-JPMorgan Chase, 2.000%, 9/3/08 (a)	4,200,000

4,700,000	Illinois Development Finance Authority, Lyric Opera of Chicago Project, LOC-Northern Trust Co., LOC-Harris Trust & Savings Bank, LOC-Bank One N.A., 1.730%, 9/3/08 (a)	4,700,000

	Illinois DFA:

4,500,000	Glenwood School for Boys, LOC-Harris Bank, 1.850%, 9/3/08 (a)	4,500,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Illinois — 7.5% (continued)

$6,850,000	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 1.900%, 9/4/08 (a)	$6,850,000

7,425,000	Rosecrance Inc. Project, LOC-JPMorgan Chase, 1.850%, 9/3/08 (a)	7,425,000

7,680,000	Illinois Finance Authority, Saint Xavier University Project, LOC-Lasalle Bank N.A., 2.150%, 9/4/08 (a)	7,680,000

	Illinois Finance Authority Revenue:

8,500,000	Childrens Villages Project, LOC-Charter One Bank N.A., 1.880%, 9/4/08 (a)	8,500,000

7,500,000	Dominican University, LOC-JPMorgan Chase, 1.850%, 9/3/08 (a)	7,500,000

1,910,000	GO, Latin School Project, LOC-JPMorgan Chase, 1.850%, 9/4/08 (a)	1,910,000

1,020,000	OSF Healthcare System, FSA, SPA-JPMorgan Chase, 2.000%, 9/3/08 (a)	1,020,000

10,000,000	OSF Healthcare System, LOC-Wachovia Bank N.A., 2.800%, 9/2/08 (a)	10,000,000

4,050,000	Planned Parenthood Project, LOC-Charter One Bank N.A., 1.880%, 9/4/08 (a)	4,050,000

	Resurrection Health:

7,700,000	LOC-JPMorgan Chase, 2.650%, 9/2/08 (a)	7,700,000

7,105,000	LOC-LaSalle Bank N.A., 1.950%, 9/4/08 (a)	7,105,000

	Illinois Health Facilities Authority Revenue:

6,000,000	Alexian Brothers Health, FSA, 5.125% due 1/1/09 (d)	6,105,203

13,100,000	Pekin Memorial Hospital and Healthcare Centers, LOC-Fifth Third Bank, 1.940%, 9/4/08 (a)	13,100,000

1,700,000	Illinois State, GO, SPA-Depfa Bank PLC, 1.930%, 9/3/08 (a)	1,700,000

	Lombard, IL:

6,482,000	Elmhurst Memorial Healthcare Project, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	6,482,000

9,300,000	Revenue, National University Health Sciences Project, LOC-JPMorgan Chase, 2.000%, 9/4/08 (a)	9,300,000

9,500,000	Morton Grove, IL, Cultural Facilities Revenue, Illinois Holocaust Museum & Education, LOC-LaSalle Bank N.A., 1.980%, 9/4/08 (a)	9,500,000

	Total Illinois	231,179,346

Indiana — 2.0%

4,000,000	Crawfordsville, IN, IDR, National Service Industries Inc. Project, LOC- Wachovia Bank, 1.900%, 9/4/08 (a)	4,000,000

23,595,000	Indiana Health & Educational Facilities Financing Authority, Revenue, Educational Facilities, University of Evansville, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	23,595,000

	Indiana Health Facilities Financing Authority:

7,690,000	Hospital Revenue, Deaconess Hospital Obligation, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	7,690,000

7,900,000	Revenue, Community Health Network Project, LOC-Fifth Third Bank, 1.860%, 9/4/08 (a)	7,900,000

10,400,000	Indiana State Office Building Commission Facilities Pendleton, Juvenile Facility, SPA-Depfa Bank PLC, 1.750%, 9/3/08 (a)	10,400,000

7,700,000	Indiana State Office Building Community Facilities Revenue, Indiana Government Center South, SPA-Depfa Bank PLC, 1.750%, 9/3/08 (a)	7,700,000

	Total Indiana	61,285,000

Iowa — 0.4%

	Iowa Finance Authority:

2,000,000	MFH, Cedarwood Hills Project, LIQ-FHLMC, 2.100%, 9/4/08 (a)	2,000,000

1,700,000	Revenue, Refunding, Trinity Health SPA-JPMorgan Chase, Northern Trust, 1.750%, 9/4/08 (a)	1,700,000

8,500,000	Iowa Higher Education Loan Authority Revenue, Private College Facility, Loras, LOC-LaSalle Bank N.A., 2.400%, 9/2/08 (a)	8,500,000

	Total Iowa	12,200,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Kentucky — 1.5%

$4,600,000	Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Fifth Third Bank, 1.820%, 9/4/08 (a)	$4,600,000

1,745,000	Breckinridge County, KY, Lease Program Revenue, Kentucky Association of Counties Leasing Trust, LOC-U.S. Bank N.A., 1.880%, 9/3/08 (a)	1,745,000

9,540,000	Henderson County, KY, Hospital Facilities Revenue, Community United Methodist Hospital Inc., LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	9,540,000

9,835,000	Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank, 1.860%, 9/5/08 (a)	9,835,000

6,975,000	Russell, KY, Revenue, Bon Secours Cottage Health Services, FSA, SPA- Dexia Credit Local, 2.180%, 9/4/08 (a)	6,975,000

9,030,000	Williamsburg, KY, Educational Building Revenue, Refunding & Improvement Cumberland Project, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	9,030,000

5,000,000	Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC- U.S. Bank N.A., 1.860%, 9/5/08 (a)	5,000,000

	Total Kentucky	46,725,000

Louisiana — 1.2%

22,000,000	Louisiana Local Government Environmental Facilities & CDA Revenue, Go to the Show Project, LOC-ABN AMRO Bank, 1.850%, 9/3/08 (a)	22,000,000

10,000,000	Louisiana Public Facilities Authority Revenue, Various International Matex Tank Terminals, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	10,000,000

5,900,000	Louisiana State Offshore Terminal Authority, Deepwater Port Revenue, LOC- JPMorgan Chase, 1.850%, 9/3/08 (a)	5,900,000

	Total Louisiana	37,900,000

Maine — 0.4%

2,000,000	Maine Health & Higher EFA Revenue, LOC-KBC Bank, 1.900%, 9/4/08 (a)	2,000,000

10,000,000	Westbrook, ME, GO, BAN, 2.250% due 12/30/08	10,015,782

	Total Maine	12,015,782

Maryland — 2.7%

17,156,000	Maryland Health & Higher EFA, TECP, John Hopkins University, 1.750% due 10/1/08	17,156,000

3,500,000	Maryland Industrial Development Financing Authority, LOC-BB&T Corp., 1.860%, 9/4/08 (a)	3,500,000

	Maryland State Health & Higher EFA Revenue:

8,000,000	Frederick Memorial Hospital, LOC-Branch Banking & Trust, 1.770%, 9/3/08 (a)	8,000,000

	John Hopkins University, TECP:

5,000,000	Beth Tfiloh Dahan Community School, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	5,000,000

6,000,000	Loyola College Maryland, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	6,000,000

9,700,000	Mercy Medical Center, LOC-Wachovia Bank N.A., 1.790%, 9/4/08 (a)	9,700,000

2,280,000	Stone Ridge School of the Sacred Heart, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	2,280,000

6,000,000	The Boys Latin School of Maryland, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	6,000,000

10,200,000	University Maryland Medical Systems, LOC-SunTrust Bank, 2.420%, 9/2/08 (a)	10,200,000

13,765,000	Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, SPA- PNC Bank, 1.820%, 9/4/08 (a)	13,765,000

	Total Maryland	81,601,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Massachusetts — 5.2%

$3,000,000	Commonwealth of Massachusetts, GO, Refunding, LIQ-Landesbank Hessen- Thuringen and Bayerische Landesbank, 1.900%, 9/4/08 (a)	$3,000,000

23,000,000	Massachusetts School Building Authority, TECP, LOC-Bank of Nova Scotia, 1.550% due 9/30/08	23,000,000

	Massachusetts State DFA:

6,100,000	IDR, Multi-Mode-YMCA North Shore Project, LOC-Keybank N.A., 1.940%, 9/4/08 (a)	6,100,000

	Revenue:

10,000,000	Boston University , LOC-Bank of Nova Scotia, 1.900%, 9/4/08 (a)	10,000,000

1,400,000	Brooksby Village Inc. Project, LOC-LaSalle Bank, 1.750%, 9/4/08 (a)	1,400,000

2,000,000	Lasell College, LOC-Citizens Bank of MA, 1.840%, 9/4/08 (a)	2,000,000

7,700,000	Marine Biological Laboratory, LOC-JPMorgan Chase, 1.880%, 9/4/08 (a)	7,700,000

5,810,000	Phillips Academy, SPA-Bank of New York, 1.780%, 9/4/08 (a)	5,810,000

5,900,000	YMCA Greater Boston, LOC-Citizens Bank, 1.840%, 9/4/08 (a)	5,900,000

	Massachusetts State HEFA:

9,830,000	Pool Loan Program, LOC-Citizens Bank, 1.750%, 9/4/08 (a)	9,830,000

	Revenue:

	Capital Asset Program:

31,280,000	LOC-Bank of America, 1.750%, 9/4/08 (a)	31,280,000

8,580,000	LOC-Citizens Bank, 1.750%, 9/4/08 (a)	8,580,000

5,000,000	CIL Realty Massachusetts, LOC-HSBC Bank USA N.A., 1.820%, 9/3/08 (a)	5,000,000

1,000,000	Museum of Fine Arts, SPA-Bank of America N.A., 2.400%, 9/2/08 (a)	1,000,000

20,000,000	Massachusetts State HFA, Housing Revenue, FSA, SPA-Dexia Credit Local, 2.500%, 9/3/08 (a)	20,000,000

2,100,000	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America, 1.770%, 9/3/08 (a)	2,100,000

2,100,000	Massachusetts State Water Resources Authority, Multi-Modal, Refunding, Subordinated, LOC-Landesbank Hessen-Thuringen, 2.550%, 9/2/08 (a)	2,100,000

3,400,000	Massachusetts State, GO, Central Artery, SPA-Landesbank Baden- Wuerttemburg, 2.550%, 9/2/08 (a)	3,400,000

11,242,874	New Bedford, MA, GO, BAN, 2.250% due 2/13/09	11,268,576

	Total Massachusetts	159,468,576

Michigan — 3.0%

9,200,000	Detroit, MI, Water Supply System, Second Lien, FSA, SPA-Depfa Bank PLC, 2.650%, 9/4/08 (a)	9,200,000

10,425,000	Fremont, MI, Hospital Finance Authority, Revenue, Limited Obligation- Gerber Memorial Health, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	10,425,000

5,600,000	Grand Valley, MI, State University Revenue, General, LOC-RBS Citizens, 1.740%, 9/4/08 (a)	5,600,000

	Michigan Higher EFA:

2,100,000	Obligation Albion Closing, LOC-JPMorgan Chase, 1.900%, 9/4/08 (a)	2,100,000

36,400,000	Refunding, Limited Obligation Calvin, LOC-JPMorgan Chase, 1.900%, 9/5/08 (a)	36,400,000

15,000,000	Michigan State, LOC-Depfa Bank PLC, 4.000% due 9/30/08	15,011,981

700,000	Michigan State Strategic Fund Ltd. Obligation Revenue, Consumers Energy Company, LOC-Wells Fargo Bank, 1.800%, 9/3/08 (a)	700,000

8,500,000	Milan, MI, Area Schools, GO, Refunding, Q-SBLF, LOC-Landesbank Hessen-Thuringen, 1.750%, 9/4/08 (a)	8,500,000

See Notes to Schedules of Investments.

13

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Michigan — 3.0% (continued)

$3,435,000	Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Detroit Skating Club Inc., LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	$3,435,000

	Total Michigan	91,371,981

Minnesota — 0.9%

13,400,000	Rochester, MN, GO, Waste Water, SPA-Depfa Bank PLC, 1.850%, 9/4/08 (a)	13,400,000

5,310,000	St. Cloud, MN, Health Care Revenue, Centracare Health Systems, SPA-Bank of Nova Scotia, 2.010%, 9/4/08 (a)	5,310,000

7,500,000	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue, Highland Ridge Project, FHLMC, LIQ-FHLMC, 2.000%, 9/4/08 (a)	7,500,000

	Total Minnesota	26,210,000

Missouri — 0.3%

1,600,000	Bi-State Development Agency, MO, Metrolink Cross County, FSA, SPA- Westdeutsche Landesbank, 1.980%, 9/3/08 (a)	1,600,000

6,500,000	Boone County, MO, IDA, Retirement Center Terrace Apartments Project, LOC-LaSalle Bank, 1.950%, 9/3/08 (a)	6,500,000

	Total Missouri	8,100,000

Nebraska — 0.7%

17,500,000	American Public Energy Agency, NE, Gas Supply Revenue, SPA-Societe Generale, 2.000%, 9/4/08 (a)	17,500,000

5,000,000	Nebraska Public Power District, TECP, LIQ-Bank of Nova Scotia, LIQ- Toronto Dominion Bank, LIQ-Commerzbank AG, 1.600% due 11/10/08	5,000,000

	Total Nebraska	22,500,000

Nevada — 0.0%

1,000,000	Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local, 2.600%, 9/2/08 (a)	1,000,000

New Hampshire — 1.2%

	New Hampshire HEFA Revenue:

15,875,000	Frisbie Memorial Hospital, LOC-Bank of America, 1.880%, 9/4/08 (a)	15,875,000

3,395,000	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 1.850%, 9/4/08 (a)	3,395,000

17,260,000	University New Hampshire, AMBAC, 3.000% due 3/30/09 (c)	17,260,000

	Total New Hampshire	36,530,000

New Jersey — 1.0%

10,000,000	Montclair Township, NJ, BAN, 3.750% due 12/19/08	10,024,648

20,000,000	Newark, NJ, GO, School Promissory Notes, 3.000% due 1/23/09	20,041,920

	Total New Jersey	30,066,568

New York — 3.6%

7,200,000	Long Island Power Authority, NY, Electric System Revenue, FSA, SPA- Dexia Credit Local, 2.070%, 9/3/08 (a)	7,200,000

	Long Island, NY, Power Authority:

10,000,000	Electric System Revenue, FSA, SPA-Dexia, 2.250%, 9/4/08 (a)	10,000,000

7,000,000	Subordinated, LOC-Bayerische Landesbank & Landesbank Baden- Wurttemberg, 1.800%, 9/3/08 (a)	7,000,000

3,500,000	Monroe County, NY, Industrial Development Agency, Revenue, Monroe Community College, LOC-JPMorgan Chase, 1.780%, 9/4/08 (a)	3,500,000

	New York City, NY, GO:

14,000,000	SPA-Landesbank Hessen-Thuringen, 2.250%, 9/2/08 (a)	14,000,000

11,900,000	Subordinated, LOC-Royal Bank of Scotland, LOC-Westdeutsche Landesbank, 1.680%, 9/4/08 (a)	11,900,000

3,900,000	New York City, NY, MFA Water & Sewer System Revenue, Second General Resolution, Fiscal 2008, SPA-Fortis Bank SA, 1.800%, 9/4/08 (a)	3,900,000

See Notes to Schedules of Investments.

14

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

New York — 3.6% (continued)

$11,100,000	New York State Housing Finance Agency, Tribeca Green Housing, LOC- Landesbank Hessen-Thruingen, 1.950%, 9/3/08 (a)	$11,100,000

	Triborough Bridge & Tunnel Authority, NY, Revenue, Refunding:

11,900,000	Gem Subordinated, SPA-Bank of America, 1.680%, 9/4/08 (a)	11,900,000

10,200,000	Subordinated, SPA-Landesbank Baden-Wurttemberg, 1.900%, 9/4/08 (a)	10,200,000

20,500,000	Yonkers, NY, Industrial Development Agency, Civic Facility Revenue, Consumers Union of United States Inc., AMBAC, LOC-JPMorgan Chase, 1.700%, 9/3/08 (a)	20,500,000

	Total New York	111,200,000

North Carolina — 3.4%

8,000,000	Board of Governors of the University of North Carolina, TECP, 1.630% due 1/7/09	8,000,000

4,560,000	Buncombe County, NC, GO, SPA-Wachovia Bank, 1.900%, 9/4/08 (a)	4,560,000

4,123,000	Charlotte, NC, TECP, LIQ-US Bank, LIQ-KBC Bank N.V., 1.950% due 1/15/09	4,123,000

	Charlotte, NC, COP:

5,000,000	5.000% due 3/1/09	5,090,589

3,300,000	Governmental Facilities, SPA-Bank of America N.A., 1.900%, 9/4/08 (a)	3,300,000

2,700,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, FSA, SPA-Dexia Credit Local, 1.900%, 9/4/08 (a)	2,700,000

5,560,000	Durham County, NC, Industrial Facilities & Pollution Control Financing Authority, 1.840%, 9/4/08 (a)	5,560,000

	Guilford County, NC, GO:

1,100,000	SPA-Dexia Credit Local, 1.850%, 9/4/08 (a)	1,100,000

8,545,000	SPA-Wachovia Bank, 1.900%, 9/4/08 (a)	8,545,000

	Mecklenburg County, NC, COP:

5,235,000	SPA-Landesbank Hessen-Thuringen, 2.450%, 9/2/08 (a)	5,235,000

7,500,000	SPA-SunTrust Bank, 1.860%, 9/4/08 (a)	7,500,000

	North Carolina Capital Facilities Finance Agency:

3,255,000	Educational Facilities Revenue, Mars Hill College, LOC-Wachovia Bank N.A., 1.850%, 9/4/08 (a)	3,255,000

6,050,000	Lees-McRae College, LOC-BB&T Corp., 1.900%, 9/4/08 (a)	6,050,000

3,575,000	North Carolina Educational Facilities Finance Agency Revenue, Cape Fear Academy, LOC-Wachovia Bank, 1.900%, 9/4/08 (a)	3,575,000

	North Carolina Medical Care Commission:

4,000,000	Health Care Facilities Revenue, Carol Woods Project, Radian, LOC- Branch Banking & Trust, 2.450%, 9/2/08 (a)	4,000,000

2,285,000	Hospital Revenue, Baptist Hospitals Project, SPA-Wachovia Bank, 1.750%, 9/3/08 (a)	2,285,000

2,500,000	Southeastern Regional Medical Center, LOC-BB&T Corp., 1.860%, 9/4/08 (a)	2,500,000

3,510,000	St. Josephs Health System Inc., SPA-BB&T Corp, 1.900%, 9/4/08 (a)	3,510,000

	North Carolina Medical Care Community, Health Care Facilities Revenue:

3,025,000	Blue Ridge Healthcare Systems Inc., LOC-Wachovia Bank N.A., 2.450%, 9/2/08 (a)	3,025,000

5,000,000	First Mortgage Deerfield , LOC-Branch Banking & Trust, 1.860%, 9/4/08 (a)	5,000,000

4,200,000	North Carolina State Grant Anticipation Revenue, Vehicle, 5.000% due 3/1/09	4,265,592

6,450,000	North Carolina State, GO, SPA-Bayerische Landesbank, 1.800%, 9/3/08 (a)	6,450,000

4,755,000	Union County, NC, GO, SPA-Dexia Credit Local, 1.820%, 9/4/08 (a)	4,755,000

1,640,000	Winston-Salem, NC, Water and Sewer Systems Revenue, Refunding, SPA- Dexia Credit Local, 1.850%, 9/3/08 (a)	1,640,000

	Total North Carolina	106,024,181

See Notes to Schedules of Investments.

15

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Ohio — 8.8%

	Akron, Bath, and Copley, OH:

$59,325,000	Joint Township Hospital District Revenue, Hospital Facilities Akron General Health, LOC-JPMorgan Chase, 1.880%, 9/3/08 (a)	$59,325,000

4,105,000	Joint Township Hospital District, Health Care Facilities Sumner Project, LOC-KBC Bank N.V., 1.980%, 9/4/08 (a)	4,105,000

7,000,000	Alliance, OH, Hospital Revenue, Alliance Obligated Group, Radian, LOC- JPMorgan Chase, 2.800%, 9/2/08 (a)	7,000,000

6,745,000	Cincinnati, OH, Development Authority Revenue, National Underground Railroad Museum, LOC-Fifth Third Bank, JPMorgan Chase, U.S. Bank, 1.770%, 9/3/08 (a)	6,745,000

20,500,000	Cleveland, OH, Waterworks Revenue, FSA, SPA-Dexia Credit Local, 2.000%, 9/4/08 (a)	20,500,000

10,000,000	Clinton County, OH, Hospital Revenue, Facilities Improvement Clinton Memorial, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	10,000,000

500,000	Columbus, OH, GO, Sanitary Sewer Adjustable Rate Unlimited Tax Bonds, 1.590%, 9/4/08 (a)	500,000

16,000,000	Dayton-Montgomery County, OH, Port Authority Development Revenue, Caresource Project, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	16,000,000

21,830,000	Delaware County, OH, Health Care Facilities Revenue, Willow Brook Christian, LOC-Fifth Third Bank, 1.860%, 9/5/08 (a)	21,830,000

20,900,000	Geauga County, OH, Revenue, South Franklin Circle Project, LOC-Keybank N.A., 2.600%, 9/2/08 (a)	20,900,000

11,745,000	Greene County, OH, Hospital Facilities Revenue, Med-Health Systems Inc., LOC-Keybank N.A., 1.950%, 9/4/08 (a)(b)	11,745,000

10,975,000	Montgomery County, TECP, Ketterling Medical Center, LOC-Dexia Credit Local, 1.650% due 1/12/09	10,975,000

	Ohio State Air Quality Development Authority, PCR:

12,000,000	FirstEnergy, LOC- Barclays Bank PLC, 1.890%, 9/3/08 (a)	12,000,000

2,835,000	Ohio Edison, LOC- Wachovia Bank N.A., 2.550%, 9/2/08 (a)	2,835,000

13,755,000	Ohio State Higher Educational Facilities, Commission Revenue, Higher Educational Facility-Pooled Program, LOC-Fifth Third Bank, 1.900%, 9/4/08 (a)	13,755,000

	Ohio State Higher Educational Facilities Revenue:

5,330,000	Ashland University Project, LOC-Key Bank, 1.950%, 9/4/08 (a)	5,330,000

9,600,000	Ohio Dominican University Project, LOC-JPMorgan Chase, 1.870%, 9/4/08 (a)	9,600,000

2,625,000	Pooled Financing Program, LOC-Fifth Third Bank, 1.800%, 9/4/08 (a)	2,625,000

12,150,000	Ohio State Water Development Authority, Pollution Control Facilities Revenue, Refunding, Firstenergy Project, LOC-Barclays Bank PLC, 1.850%, 9/3/08 (a)	12,150,000

2,700,000	Ohio State Water Nuclear Development Authority, PCR, Refunding, Firstenergy Nuclear Project, LOC-Wachovia Bank, 1.770%, 9/3/08 (a)	2,700,000

5,000,000	Ohio State, GO, Common Schools, 5.000% due 3/15/09	5,097,640

1,400,000	Salem, OH, Hospital Revenue, Refunding and Improvement Salem Community, LOC-JPMorgan Chase, 1.770%, 9/4/08 (a)	1,400,000

8,950,000	University of Cincinnati, OH, General Receipts, BAN, 2.750% due 7/21/09	9,029,886

6,000,000	Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., FSA, SPA-Bank One N.A., 3.290%, 9/5/08 (a)	6,000,000

	Total Ohio	272,147,526

Oklahoma — 0.5%

16,000,000	Oklahoma Development Finance Authority Revenue, Inverness Village Project, LOC-KBC Bank, 1.850%, 9/4/08 (a)	16,000,000

Oregon — 1.3%

15,000,000	Oregon State Department of Transportation Highway User Tax Revenue, Subordinated Lien, SPA-Dexia Credit Local, 1.760%, 9/4/08 (a)	15,000,000

2,900,000	Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC- U.S. Bank, 1.880%, 9/4/08 (a)	2,900,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Oregon — 1.3% (continued)

$7,360,000	Oregon State GO, Veterans Welfare, SPA-Dexia Credit Local, 2.300%, 9/2/08 (a)	$7,360,000

14,650,000	Salem, OR, Hospital Facilities Authority Revenue, Capital Manor Inc. Project, LOC-Bank of America, 1.890%, 9/4/08 (a)	14,650,000

	Total Oregon	39,910,000

Pennsylvania — 9.5%

7,780,000	Adams County, PA, IDA Revenue, LOC-PNC Bank N.A., 1.860%, 9/4/08 (a) Allegheny County, PA, IDA:	7,780,000

18,000,000	Health Care Revenue, Vincentian Collaborative, LOC-PNC Bank N.A., 2.100% due 6/1/09 (c)	18,000,000

5,750,000	Little Sisters of the Poor, 1.820%, 9/4/08 (a)	5,750,000

	Beaver County, PA, IDA, PCR:

5,500,000	FirstEnergy Solution Corp., LOC-Keybank N.A., 1.880%, 9/3/08 (a)	5,500,000

24,500,000	Revenue, FirstEnergy, LOC-Barclays Bank PLC, 1.830%, 9/3/08 (a)	24,500,000

8,955,000	Bucks County, PA, IDA, Revenue, LOC-Citizens Bank, 1.800%, 9/4/08 (a)	8,955,000

4,500,000	Central York School District, GO, FSA, SPA-RBC Centura Bank, 1.860%, 9/4/08 (a)	4,500,000

	Cumberland County, PA, Municipal Authority Revenue:

9,505,000	Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project, Radian, LOC-Wachovia Bank N.A., 1.820%, 9/4/08 (a)	9,505,000

7,465,000	Refunding, Asbury Obligated Group, LOC-KBC Bank N.V., 1.830%, 9/4/08 (a)	7,465,000

5,020,000	Downingtown, PA, Area School District, GO, Refunding, State Aid Withholding, 5.375% due 2/1/09	5,104,084

	Doylestown, PA, Hospital Authority, Hospital Revenue:

1,985,000	3.500% due 7/1/09	2,005,974

7,000,000	LOC-PNC Bank, 1.820%, 9/4/08 (a)	7,000,000

16,600,000	Fayette County, PA, Hospital Authority, Fayette Regional Health System, LOC-PNC Bank N.A., 1.820%, 9/4/08 (a)	16,600,000

3,895,000	Harrisburg, PA, School Revenue, Harrisburg Project, FSA, SPA-Dexia Credit Local, 2.100%, 9/4/08 (a)	3,895,000

	Lancaster County, PA:

5,700,000	Convention Center Authority, LOC-Wachovia Bank N.A., 1.860%, 9/4/08 (a)	5,700,000

3,150,000	Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase, 2.450%, 9/2/08 (a)	3,150,000

14,165,000	Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A., 1.820%, 9/4/08 (a)	14,165,000

7,710,000	Manheim Township School District, PA, GO, FSA, SPA-Royal Bank of Canada, 2.040%, 9/4/08 (a)	7,710,000

13,800,000	Montgomery County, PA, IDA Revenue, Lasalle College, LOC-PNC Bank N.A., 1.840%, 9/4/08 (a)	13,800,000

4,000,000	Nazareth, PA, Area School District, GO, FSA, SPA-Dexia Credit Local, 2.100%, 9/4/08 (a)	4,000,000

8,290,000	Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A., 1.790%, 9/4/08 (a)	8,290,000

10,000,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue, Philadelphia Funding Program, FSA, SPA-JPMorgan Chase, 2.040%, 9/4/08 (a)	10,000,000

1,625,000	Pennsylvania State Turnpike Commission, Registration Fee Revenue, Refunding, FSA, SPA-JPMorgan Chase, 2.040%, 9/4/08 (a)	1,625,000

5,830,000	Phoenixville, PA, Area School District, GO, FSA, SPA-Wachovia Bank N.A., 2.120%, 9/4/08 (a)	5,830,000

10,400,000	Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, FSA, SPA-PNC Bank, 2.000%, 9/4/08 (a)	10,400,000

8,000,000	State Public School Building Authority, Albert Gallatin Area Schools, FSA, SPA-PNC Bank, 2.070%, 9/4/08 (a)	8,000,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Pennsylvania — 9.5% (continued)

$1,300,000	University of Pittsburgh, PA, Commonwealth System of Higher Education, University Capital Project, 1.820%, 9/4/08 (a)	$1,300,000

	Washington County, PA, Hospital Authority Revenue, Washington Hospital,

	LOC-Wachovia Bank N.A.:

15,000,000	Project A, 2.100%, 7/1/09 (c)	15,000,000

15,000,000	Project B, 1.840%, 9/4/08 (a)	15,000,000

	West Cornwall Township Municipal Authority, PA:

34,530,000	Bethlehem Area School District GO, FSA, SPA-Dexia Credit Local, 2.100%, 9/4/08 (a)	34,530,000

8,220,000	General Government Loan Program, FSA, SPA-Dexia Credit Local, 2.100%, 9/4/08 (a)	8,220,000

	Total Pennsylvania	293,280,058

Rhode Island — 0.6%

14,000,000	Narragansett, RI, GO, BAN, 2.500% due 5/19/09	14,071,460

2,065,000	Rhode Island Health & Educational Building Corp., St. George’s School, LIQ-Bank of America, 1.600%, 9/3/08 (a)	2,065,000

1,800,000	Rhode Island State Health & Educational Building Corp., Revenue, Hospital Financing Care New England, LOC-JPMorgan Chase, 1.900%, 9/4/08 (a)	1,800,000

	Total Rhode Island	17,936,460

South Carolina — 1.4%

	Charleston, SC, Waterworks & Sewer Revenue:

10,500,000	Capital Improvement, SPA-Wachovia Bank, 1.900%, 9/4/08 (a)	10,500,000

4,300,000	SPA-Bank of America N.A., 1.900%, 9/4/08 (a)	4,300,000

	South Carolina Jobs, EDA:

4,300,000	EDR, John Ancrum SPCA Project, LOC-Bank of America, 1.900%, 9/4/08 (a)	4,300,000

4,350,000	EDR, Southside Christian School, LOC-SunTrust Bank, 1.900%, 9/3/08 (a)	4,350,000

1,800,000	Family YMCA Florence Project, LOC-Wachovia Bank, 1.900%, 9/4/08 (a)	1,800,000

1,720,000	South Carolina State, GO, State School Facilities, 5.000% due 1/1/09	1,740,567

	South Carolina, EFA, Private Non-Profit Institutions:

2,500,000	Newberry College, LOC-Branch Banking & Trust, 1.860%, 9/4/08 (a)	2,500,000

7,000,000	Presbyterian College Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	7,000,000

5,605,000	Refunding & Improvement, Anderson, LOC-Bank of America N.A., 1.900%, 9/4/08 (a)	5,605,000

	Total South Carolina	42,095,567

South Dakota — 0.1%

3,000,000	South Dakota Housing Development Authority, Homeownership Mortgage, SPA-Landesbank Hessen-Thuringen, 1.750%, 9/4/08 (a)	3,000,000

Tennessee — 1.8%

600,000	Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc., LOC-Bank of America N.A., 2.450%, 9/2/08 (a)	600,000

	Clarksville, TN, Public Building Authority Revenue:

14,390,000	Pooled Financing, Tennessee Municipal Bond Fund, LOC-Bank of America N.A., 2.450%, 9/2/08 (a)	14,390,000

8,750,000	Tennessee Bond Fund, LOC-Bank of America N.A., 2.450%, 9/2/08 (a)	8,750,000

7,750,000	Clarksville, TN, Water Sewer & Gas Revenue, FSA, SPA-Dexia Credit Local, 1.950%, 9/3/08 (a)	7,750,000

6,100,000	Hendersonville, TN, IDB, Educational Facilities Revenue, Pope John Paul II High School, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	6,100,000

9,300,000	Knox County, TN, Health, Educational & Housing Facilities Board Revenue, Webb School of Knoxville Project, LOC-SunTrust Bank, 1.850%, 9/3/08 (a)	9,300,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Tennessee — 1.8% (continued)

$7,200,000	Metropolitan Government Nashville & Davidson County, TN, TECP, Vanderbilt University, IDB, David Lipscomb University Project, LOC- SunTrust Bank, 1.850%, 9/3/08 (a)	$7,200,000

	Total Tennessee	54,090,000

Texas — 5.2%

	Austin, TX:

9,000,000	TECP, LOC-JPMorgan Chase, LOC-Bayerische Landesbank, LOC-State Street Bank, 1.570% due 12/2/08	9,000,000

1,300,000	Utility System Revenue, Water & Wastewater System Revenue, FSA, SPA-Landesbank Baden-Wurttemberg, 2.070%, 9/4/08 (a)	1,300,000

10,900,000	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 1.840%, 9/4/08 (a)	10,900,000

8,845,000	Crawford, TX, Education Facilities Corp., Concordia University, LOC- Wachovia Bank N.A., 1.850%, 9/4/08 (a)	8,845,000

9,000,000	Gregg County, TX, Health Facilities Development Corp., Hospital Revenue, Good Shepherd Hospital Inc., Radian, LOC-JPMorgan Chase, 2.800%, 9/2/08 (a)	9,000,000

7,000,000	Gulf Coast Waste Disposal Authority, TX, Amoco Oil Co. Project, Environmental Protection Revenue, 2.300%, 9/1/08 (a)	7,000,000

	Houston, TX:

5,000,000	TECP, GO, LIQ-Depfa Bank PLC, 1.700% due 11/13/08	5,000,000

5,000,000	TECP, Houston Higher Education Finance Corp., 1.700% due 11/13/08	5,000,000

6,845,000	Lubbock, TX, Health Facilities Development Corp. Revenue, Saint Joseph Health System, 1.800%, 9/4/08 (a)	6,845,000

7,500,000	Midway, TX, ISD, GO, School Building, SPA-Depfa Bank PLC, 3.125% due 8/1/09 (c)	7,575,450

16,750,000	North Texas Tollway Authority, TECP, LOC-Bank of America, 1.600% due 11/4/08	16,750,000

2,100,000	San Antonio, TX, Electric and Gas Revenue, 5.125% due 2/1/09	2,128,492

	Texas State:

35,300,000	Mobility Fund, SPA-Depfa Bank PLC, 1.830%, 9/3/08 (a)	35,300,000

35,875,000	TRAN, 3.000% due 8/28/09	36,358,773

	Total Texas	161,002,715

Utah — 1.3%

	Intermountain Power Agency, UT, Power Supply Revenue:

14,935,000	2.750% due 9/15/08 (c)	14,935,000

17,000,000	AMBAC, SPA-Morgan Stanley, 2.350% due 12/1/08 (c)	17,000,000

4,900,000	Murray City, UT, Hospital Revenue, IHC Health Services Inc., 1.660%, 9/4/08 (a)	4,900,000

3,760,000	Utah County, UT, Heritage Schools Project, LOC-U.S. Bank, 1.900%, 9/4/08 (a)	3,760,000

	Total Utah	40,595,000

Vermont — 0.3%

	Vermont Educational & Health Buildings Financing Agency Revenue:

1,655,000	Hospital, Northeastern Vermont, LOC-TD Banknorth N.A., 2.500%, 9/2/08 (a)	1,655,000

8,000,000	Southwestern Vermont Medical Center, LOC-Banknorth N.A., 2.450%, 9/2/08 (a)	8,000,000

1,000,000	Vermont State, GO, Refunding, 5.000% due 2/1/09	1,014,998

	Total Vermont	10,669,998

Virginia — 2.6%

17,000,000	Alexandria, VA, IDA Revenue, Goodwin House, LOC-Wachovia Bank, 2.400%, 9/2/08 (a)	17,000,000

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Virginia — 2.6% (continued)

$2,190,000	Charlottesville, VA, IDA, Educational Facilities Revenue, University of Virginia Foundation Project, LOC-Wachovia Bank N.A., 1.850%, 9/4/08 (a)	$2,190,000

6,250,000	Chesapeake Bay, VA, Bridge & Tunnel District, Revenue, General Resolution, LOC-Branch Banking & Trust, 1.860%, 9/4/08 (a)	6,250,000

	Fairfax County, VA:

	EDA Revenue:

5,000,000	Mount Vernon Ladies Association of the Union Project, LOC- SunTrust Bank, 1.850%, 9/3/08 (a)	5,000,000

4,535,000	Refunding, Retirement Greenspring, LOC-Wachovia Bank N.A., 1.800%, 9/4/08 (a)	4,535,000

8,000,000	Redevelopment & Housing Authority Revenue, BAN, Affordable Housing, 3.625% due 10/9/08	8,002,548

10,100,000	Lexington IDA, VMI Development Board Inc. Project, LOC-Wachovia Bank NA, 2.450%, 9/2/08 (a)	10,100,000

4,550,000	Lynchburg, VA, IDA Revenue, Centra Health Inc., MBIA, LOC-Branch Banking & Trust, 1.860%, 9/4/08 (a)	4,550,000

	Virginia College Building Authority, VA:

4,530,000	Educational Facilities Revenue, 21st Century College, SPA-Wachovia Bank N.A., 2.450%, 9/2/08 (a)	4,530,000

195,000	Various Shenandoah University Projects, LOC-Branch Banking & Trust, 2.430%, 9/2/08 (a)	195,000

	Virginia Commonwealth University:

12,000,000	Health System Authority Revenue, AMBAC, LOC-Wachovia Bank N.A., 2.450%, 9/2/08 (a)	12,000,000

7,000,000	LOC-Wachovia Bank NA, AMBAC, 2.450%, 9/2/08 (a)	7,000,000

	Total Virginia	81,352,548

Washington — 3.1%

1,900,000	Bremerton, WA, Kitsap Regional Conference Center, LOC-Bank of America, 1.920%, 9/4/08 (a)	1,900,000

2,600,000	Everett, WA, GO, LOC-Bank of America, 1.950%, 9/4/08 (a)	2,600,000

6,400,000	King County, WA, Sewer Revenue, Junior Lien, LOC-Helaba, 1.900%, 9/3/08 (a)	6,400,000

13,380,000	Snohomish County, WA, Public Utility District No. 1, Electric Revenue, Generation Systems, FSA, SPA-Dexia Public Finance Bank, 2.200%, 9/3/08 (a)	13,380,000

10,000,000	Tacoma, WA, Electric Systems Revenue, FSA, 5.500% due 1/1/09	10,118,284

19,400,000	Tulalip Tribes of the Tulalip Reservation, WA, Revenue, Refunding Capital Projects, LOC- Wells Fargo Bank NA, 1.920%, 9/4/08 (a)	19,400,000

	Washington State:

1,500,000	GO, MBIA, 4.000% due 1/1/09	1,512,273

	Health Care Facilities Authority Revenue:

5,170,000	Catholic Health, SPA-JPMorgan Chase, 1.830%, 9/3/08 (a)	5,170,000

11,000,000	Multicare Health Systems, SPA-Wells Fargo Bank N.A., 1.880%, 9/3/08 (a)	11,000,000

	Higher EFA Revenue:

9,000,000	Seattle University Project, LOC-U.S. Bank N.A., 1.860%, 9/4/08 (a)	9,000,000

6,000,000	University of Puget Sound Project, LOC-Bank of America, 1.870%, 9/4/08 (a)	6,000,000

	Housing Finance Commission:

1,800,000	Overlake School Project, LOC-Wells Fargo Bank, 1.840%, 9/4/08 (a)	1,800,000

4,000,000	Panorama Project, LOC-KeyBank N.A., 1.950%, 9/4/08 (a)	4,000,000

1,800,000	United Way of King County Project, LOC-Bank of America, 1.700%, 9/2/08 (a)	1,800,000

	Total Washington	94,080,557

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Face Amount	Security	Value

Wisconsin — 0.6%

$1,290,000	Wisconsin Housing EDA Revenue, FSA, SPA-FHLB, 2.050%, 9/3/08 (a)	$1,290,000

3,600,000	Wisconsin State HEFA, Northland College, LOC-Wells Fargo Bank, 1.840%, 9/4/08 (a)	3,600,000

15,000,000	Wisconsin State, GO, TECP, LIQ-Calstrs, LIQ-State Street Bank, 1.600% due 11/13/08	15,000,000

	Total Wisconsin	19,890,000

	TOTAL INVESTMENTS — 99.5% (Cost — $3,062,209,173#)	3,062,209,173

	Other Assets in Excess of Liabilities — 0.5%	14,406,954

	TOTAL NET ASSETS — 100.0%	$3,076,616,127

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC - Ambac Assurance Corporation - Insured Bonds

BAN - Bond Anticipation Notes

CDA - Community Development Authority

CIL - Corporation for Independent Living

COP - Certificate of Participation

CTFS - Certificates

DFA - Development Finance Agency

EDA - Economic Development Authority

EDR - Economic Development Revenue

EFA - Educational Facilities Authority

FHA - Federal Housing Administration

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance - Insured Bonds

GNMA - Government National Mortgage Association

GO - General Obligation

HEFA - Health & Educational Facilities Authority

HFA - Housing Finance Authority

IDA - Industrial Development Authority

IDB - Industrial Development Board

IDR - Industrial Development Revenue

IFA - Industrial Finance Agency

ISD - Independent School District

LIQ - Liquidity Facility

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation - Insured Bonds

MFA - Municipal Finance Authority

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PSFG - Permanent School Fund Guaranty

Q-SBLF - Qualified School Board Loan Fund

RAN - Revenue Anticipation Notes

Radian - Radian Asset Assurance

SPA - Standby Bond Purchase Agreement - Insured Bonds

TECP - Tax Exempt Commercial Paper

TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedules of Investments.

Western Asset Institutional Municipal Money Market Fund

Schedules of Investments (unaudited) (continued)	August 31, 2008

Summary of Investments by Industry*

Hospitals	24.5%

Education	18.9

General Obligation	12.3

Miscellaneous	6.2

Public Facilities	5.7

Transportation	5.4

Industrial Development	5.2

Utilities	4.9

Tax Allocation	3.1

Water & Sewer	3.1

Housing: Multi-Family	2.6

Pollution Control	2.3

Government Facilities	1.7

Finance	1.6

Life Care Systems	1.2

Housing: Single Family	0.8

Electric	0.3

Pre-Refunded	0.2

100.0%

* As a percentage of total investments. Please note that Fund holdings are as of August 31, 2008 and are subject to change.

Ratings Table†

S&P/Moody’s/Fitch‡

A-1, SP-1, MIG1, VMIG1/F1	93.5%

AAA/Aaa	3.4

AA/Aa	2.1

NR	1.0

100.0%

† As a percentage of total investments.
‡ S&P primary rating; Moody’s secondary, then Fitch.
See pages 23 and 24 for definitions of ratings.

See Notes to Schedules of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore

Bond Ratings (unaudited)(continued)

not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC and CC	—

Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedules of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Institutional Money Market Fund (“Institutional Money Market Fund”), Western Asset Institutional Government Money Market Fund (“Institutional Government Money Market Fund”) and Western Asset Institutional Municipal Money Market Fund (“Institutional Municipal Money Market Fund”) (collectively, the “Funds”) are separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(b) Credit and Market Risks. Investments in structured securities (such as those issued by Structured Investment Vehicles, or SIVs) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The fair value of these securities may be different than the amortized cost value reported in the Schedules of Investments for the Funds. As of the date of this report, the Funds continued to meet the requirements of Rule 2a-7 that permit the Funds to utilize amortized cost to value their securities.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investment Valuation

Effective June 1, 2008, the Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The following is a summary of the inputs used in valuing the Institutional Money Market Fund’s assets carried at fair value:

Notes to Schedules of Investments (unaudited) (continued)

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$3,120,006,210	—	$3,070,006,210	$50,000,000
Other Financial
Instruments*	—	—	—	—

Total	$3,120,006,210	—	$3,070,006,210	$50,000,000

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Balance as of May 31, 2008	—
Accrued Premiums/Discounts	—
Realized Gain (Loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	$50,000,000

Balance as of August 31, 2008	$50,000,000

The following is a summary of the inputs used in valuing the Institutional Government Money Market Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$6,384,078,795	—	$6,384,078,795	—
Other Financial
Instruments*	—	—	—	—

Total	$6,384,078,795	—	$6,384,078,795	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

The following is a summary of the inputs used in valuing the Institutional Municipal Money Market Fund’s assets carried at fair value:

	August 31, 2008	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments in Securities	$3,062,209,173	—	$3,062,209,173	—
Other Financial	—	—	—	—
Instruments*

Total	$3,062,209,173	—	$3,062,209,173	—

*	Other financial instruments may include written options, futures, swaps and forward contracts.

Notes to Schedules of Investments (unaudited) (continued)

3. Capital Support Arrangement for Certain Holdings

Institutional Money Market Fund (the “Fund”) was provided or entered into a capital support arrangement for certain of its holdings. As a result, the aggregate market value of the Fund’s holdings increased. This arrangement is described below.

On June 30, 2008, the Fund entered into a Capital Support Agreement (“CSA”) with Legg Mason, Inc. (“Legg Mason”), and LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason (collectively with Legg Mason, Inc., “LM”). The CSA provides support in the maximum amount $20,000,000 for the Fund’s holdings of Axon Financial Funding LLC. The LM subsidiary has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under the CSA.

Under the terms of the CSA the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

The CSA terminates no later than March 31, 2009 and requires the Fund to promptly sell any Eligible Notes it holds on the immediately preceding business day. The CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

As of August 31, 2008, the amortized cost and the fair market value of the Fund’s holdings of Axon Financial Funding LLC were $50,000,000 and $35,235,000, respectively. Accordingly, the CSA has a value equal to the difference between the amortized cost and fair market value of $14,765,000 as of August 31, 2008. During the reporting period, the Fund did not draw down the CSA.

4. Recent Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 29, 2008

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: October 29, 2008